Commitments and Contingencies (Details) - Schedule of Asset Retirement Obligations - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 07, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Asset Retirement Obligations [Abstract]
Asset retirement obligation, beginning of period	$ 2,060	$ 2,416	$ 2,416	$ 1,967
Obligation incurred					2,201
Periodic accretion expense	43	59	102	93	215
Asset retirement obligation, end of period	$ 2,103	$ 2,475	$ 2,518	$ 2,060	$ 2,416